TAXATION - Provisions for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Current income tax expenses	$ (8,244)	$ 13,125	$ 52
Deferred income tax (benefit) / expenses	3,844	35,121	(8,013)
Total	$ (4,400)	$ 48,246	$ (7,961)